Other Current and Long-term Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Current Liabilities
Straight-lining of revenue	$ 15,673	$ 15,494
EUAs & Fuel EUs	17,741	20,496
Total other current liabilities	33,414	35,990
Other long-term liabilities
Straight-lining of revenue	23,099	20,496
EUAs & Fuel EUs	12,410
Other long-term liabilities	21,739	21,487
Total other long-term liabilities	$ 57,248	$ 41,983